Average Annual Total Returns - Invesco Global Real Estate Income Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		Custom Invesco Global Real Estate Income Index 1Year		Custom Invesco Global Real Estate Income Index 5Years		Custom Invesco Global Real Estate Income Index 10Years		MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1Year	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5Years	MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10Years	Lipper Global Real Estate Funds Classification Average 1Year	Lipper Global Real Estate Funds Classification Average 5Years	Lipper Global Real Estate Funds Classification Average 10Years
Total	May 31, 2002	(10.34%)	3.06%	4.82%	(11.31%)	1.35%	2.95%	(6.20%)	1.67%	2.99%	Mar. 09, 2007	(6.79%)	3.46%	4.78%	Oct. 03, 2008	(4.86%)	4.50%	5.67%	Mar. 09, 2007	(4.79%)	4.58%	5.76%	Sep. 24, 2012	[1]	(4.69%)	[1]	4.68%	[1]	5.79%	[1]	(9.04%)	[2]	3.74%	[2]	6.04%	[2]	15.90%	12.19%	9.87%	(5.05%)	5.13%	6.01%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	The “Custom Invesco Global Real Estate Income Index” reflects the performance of the FTSE NAREIT All Equity REITs Index through August 31, 2011 and the FTSE EPRA/NAREIT Developed Index (net) from September 1, 2011.